Unaudited Condensed Consolidated Interim Statement of Changes in Equity Statement - GBP (£) £ in Thousands		Total		Share capital	Share premium account	Share-based payment reserve	Merger reserve	Special reserve	Currency translation reserve	Accumulated losses reserve	IFRS 16	IFRS 16 Accumulated losses reserve
Change in accounting policy (full retrospective application IFRS 16)											£ 32	£ 32
Beginning balance (Previously reported) at Jan. 31, 2018		£ (3,184)		£ 736	£ 60,237	£ 6,743	£ 3,027	£ 19,993	£ 37	£ (93,957)
Beginning balance at Jan. 31, 2018	[2]	(3,152)	[1]	736	60,237	6,743	3,027	19,993	37	(93,925)
Loss for the period	[2]	(5,842)								(5,842)
Currency translation adjustment		7	[3]						7
Total comprehensive loss for the period	[2]	(5,835)							7	(5,842)
New share capital issued		15,000		83	14,917
Transaction costs on share capital issued		(858)			(858)
Share options exercised		99		1	98
Share-based payment		545				545
Ending balance at Apr. 30, 2018	[2]	5,799		820	74,394	7,288	3,027	19,993	44	(99,767)
Change in accounting policy (full retrospective application IFRS 16)											£ (5)	£ (5)
Beginning balance (Previously reported) at Jan. 31, 2019		42,542		1,604	92,806	1,148	3,027	19,993	56	(76,092)
Beginning balance at Jan. 31, 2019	[2]	42,537	[1]	1,604	92,806	1,148	3,027	19,993	56	(76,097)
Loss for the period		(4,025)								(4,025)
Currency translation adjustment		3							3
Total comprehensive loss for the period		(4,022)							3	(4,025)
Share options exercised		1		1	0
Share-based payment		128				128
Transfer						(266)				266
Ending balance at Apr. 30, 2019		£ 38,644		£ 1,605	£ 92,806	£ 1,010	£ 3,027	£ 19,993	£ 59	£ (79,856)

[1]	See Note 1 - ‘Basis of Accounting - Adoption of IFRS 16 ‘Leases’
[2]	See Note 1 - ‘Basis of Accounting - Adoption of IFRS 16 ‘Leases’
[3]	See Note 1 - ‘Basis of Accounting - Adoption of IFRS 16 ‘Leases’